UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     November 14, 2008
     Robert W. Medway    New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $1,262,536 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106    53480  1400000 SH       SOLE                  1400000
ANNTAYLOR STORES CORP          COM              036115103    59945  2904300 SH       SOLE                  2904300
APACHE CORP                    COM              037411105    72996   700000 SH       SOLE                   700000
CIRCUIT CITY STORE INC         COM              172737108     1150  1513801 SH       SOLE                  1513801
COMCAST CORP NEW               CL A             20030N101    74594  3800000 SH       SOLE                  3800000
CONSECO INC                    COM NEW          208464883     4780  1358048 SH       SOLE                  1358048
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202      799  2576930 SH       SOLE                  2576930
DOLLAR FINL CORP               COM              256664103    25998  1689307 SH       SOLE                  1689307
DYNCORP INTL INC               CL A             26817C101    54768  3267800 SH       SOLE                  3267800
ECHOSTAR CORP                  CL A             278768106    21618   897000 SH       SOLE                   897000
GRAFTECH INTL LTD              COM              384313102    61951  4100000 SH       SOLE                  4100000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    31734  1380361 SH       SOLE                  1380361
HEWITT ASSOCS INC              COM              42822Q100   149404  4100000 SH       SOLE                  4100000
NOKIA CORP                     SPONSORED ADR    654902204    62011  3325000 SH       SOLE                  3325000
NOVAMERICAN STEEL INC          COM              66986M100     5236  3377864 SH       SOLE                  3377864
PFIZER INC                     COM              717081103   138300  7500000 SH       SOLE                  7500000
REGIS CORP MINN                COM              758932107    31853  1158300 SH       SOLE                  1158300
REPUBLIC AWYS HLDGS INC        COM              760276105    32171  3157135 SH       SOLE                  3157135
SEAGATE TECHNOLOGY             SHS              G7945J104    50240  4145252 SH       SOLE                  4145252
SK TELECOM LTD                 SPONSORED ADR    78440P108    38190  2029200 SH       SOLE                  2029200
TENET HEALTHCARE CORP          COM              88033G100   123210 22200000 SH       SOLE                 22200000
TFS FINL CORP                  COM              87240R107    89448  7144400 SH       SOLE                  7144400
TIME WARNER INC                COM              887317105    78660  6000000 SH       SOLE                  6000000